Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Identifiable Intangible Assets

The identifiable intangible assets were recorded as follows:

		December 31
	Estimated	2025	2024
	Useful life	U.S. dollars in thousands
Cost:
Core technology	5.58	4,653	4,653
Customer relationships	5.58	597	597
		5,250	5,250
Less - accumulated amortization		1,488	548
Intangible assets, net		3,762	4,702

Schedule of Amortization of Intangible Assets	Amortization of intangible assets for each of the next four years and thereafter is expected to be as follows:
2026	941
2027	941
2028	941
2029	939
Total	3,762